Shareholder Fees (Vanguard Global ex-U.S. Real Estate Index Fund, USD $)	18 Months Ended
Apr. 30, 2013
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(0.25%)
Account Service Fee (for certain fund account balances below $10,000)	$ 20
Vanguard Global ex-U.S. Real Estate Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(0.25%)
Account Service Fee (for certain fund account balances below $10,000)	20
Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(0.25%)
Account Service Fee (for certain fund account balances below $10,000)	$ 20
Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Institutional
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)
Participant
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)
Participant:
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)
Retail
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)